                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2012


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5TH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John Barrett                            LONDON, UK      29/10/2012
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------       ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           76
                                           ---------
Form 13F Information Table Value Total:)   4,645,065
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2        Column 3     Column 4            Column 5             Column 6  Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                 Q4 2011                                                    VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
                 TITLE OF                   VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP      (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR           ADR  000375204      15614.5     835,000                         SOLE      NONE        SHARED
Air Products          COM  009158106     33179.24     401,200                         SOLE      NONE        SHARED
Alcoa Inc             COM  013817101       12.397       1,400                         SOLE      NONE        SHARED
Allstate Corp         COM  020002101       31.688         800                         SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104  32251.16724     761,359                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104      23.3995       2,650                         SOLE      NONE        SHARED
Baxter Intl           COM  071813109    76344.009   1,266,700                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105  62219.11969   2,839,759                         SOLE      NONE        SHARED
Canon ADR             ADR  138006309        22656     708,000                         SOLE      NONE        SHARED
Chevron Corp          COM  166764100       46.624         400                         SOLE      NONE        SHARED
Conagra Foods         COM  205887102  80927.65016   2,933,224                         SOLE      NONE        SHARED
Edison Intl           COM  281020107    62654.697   1,371,300                         SOLE      NONE        SHARED
Firstenergy Co        COM  337932107        26.46         600                         SOLE      NONE        SHARED
Gen Electric          COM  369604103  61655.96946   2,714,926                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101    43634.709   1,007,730                         SOLE      NONE        SHARED
Heinz H.J             COM  423074103  31040.66835     554,793                         SOLE      NONE        SHARED
Home Depot            COM  437076102     38999.02     646,000                         SOLE      NONE        SHARED
Infosys ADR           ADR  456788108    12576.714     259,100                         SOLE      NONE        SHARED
Intel Corp            COM  458140100    56256.896   2,483,200                         SOLE      NONE        SHARED
Interpublic           COM  460690100    34002.736   3,057,800                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR  464286731       50.768       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR  464286772       53.217         900                         SOLE      NONE        SHARED
ISHS DJUS F Sct       ADR  464287788       34.986         600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106    79918.984   5,230,300                         SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104   81852.6762   1,187,820                         SOLE      NONE        SHARED
Las Vegas Sands       COM  517834107    72824.085   1,570,500                         SOLE      NONE        SHARED
Marathon Oil          COM  565849106     24.39525         825                         SOLE      NONE        SHARED
Microsoft Corp        COM  594918104  59555.92032   2,001,207                         SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300  13018.01472     235,152                         SOLE      NONE        SHARED
Northern Trust        COM  665859104   74491.4335   1,604,900                         SOLE      NONE        SHARED
Pfizer Inc            COM  717081103   91274.2985   3,673,010                         SOLE      NONE        SHARED
PLDT ADR              ADR  718252604  246430.1823   3,733,225                         SOLE      NONE        SHARED
Procter&Gamble        COM  742718109    68846.736     992,600                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200     20044.86     753,000                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR  780259206     43.10361         621                         SOLE      NONE        SHARED
Southwestern          COM  845467109       27.824         800                         SOLE      NONE        SHARED
Sysco Corp            COM  871829107    69578.877   2,225,100                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100  170288.0145  10,764,097                         SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502    43301.616   1,686,200                         SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208  24098.29968   1,814,631                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR  881624209  618150.6737  14,927,570                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307        29072     368,000                         SOLE      NONE        SHARED
US Bancorp            COM  902973304     16114.14     469,800                         SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704   35932.7584     983,920                         SOLE      NONE        SHARED
UPS                   COM  911312106    49648.109     693,700                         SOLE      NONE        SHARED
Wal-Mart St           COM  931142103     79940.16   1,083,200                         SOLE      NONE        SHARED
Wells Fargo           COM  949746101   42106.2273   1,219,410                         SOLE      NONE        SHARED
Vale SA ADR           ADR  91912E105     46357.42   2,589,800                         SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204   215396.179  12,407,614                         SOLE      NONE        SHARED
AT & T Inc            COM  00206R102   37152.8976     985,488                         SOLE      NONE        SHARED
AmericaMovilADR       ADR  02364W105   150014.113   5,899,100                         SOLE      NONE        SHARED
BCE Inc               COM  05534B760   110897.325   2,564,100                         SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105  11037.69664   1,479,584                         SOLE      NONE        SHARED
Bco Santan ADR        ADR  05965X109    80761.748   1,102,700                         SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102  37413.92774     626,594                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203   199116.518   5,204,300                         SOLE      NONE        SHARED
Duke Energy New       COM  26441C204       32.395         500                         SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104  206381.1427  12,591,894                         SOLE      NONE        SHARED
Exxon Mobil           COM  30231G102       45.725         500                         SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105     28668.12   2,346,000                         SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105     30240.96     654,000                         SOLE      NONE        SHARED
ICICI Bank ADR        ADR  45104G104    33484.788     834,200                         SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105     3013.766      85,400                         SOLE      NONE        SHARED
Kraft Foods           COM  50075N104    73954.475   1,788,500                         SOLE      NONE        SHARED
Marathon Petrol       COM  56585A102     14.30258         262                         SOLE      NONE        SHARED
Merck & Co            COM  58933Y105   73683.4262   1,633,960                         SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109     35408.28     578,000                         SOLE      NONE        SHARED
Petroleo ADR          ADR  71654V101     1436.757      65,100                         SOLE      NONE        SHARED
Sanofi ADR            ADR  80105N105     34835.54     809,000                         SOLE      NONE        SHARED
TD Ameritrade         COM  87236Y108    60915.921   3,963,300                         SOLE      NONE        SHARED
3M Co                 COM  88579Y101    53381.792     577,600                         SOLE      NONE        SHARED
UnitedHealth          COM  91324P102    69029.778   1,245,800                         SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209        23541     826,000                         SOLE      NONE        SHARED
Waste Mgmt Inc        COM  94106L109    33029.568   1,029,600                         SOLE      NONE        SHARED
Wellpoint             COM  94973V107    46796.667     806,700                         SOLE      NONE        SHARED
Credicorp ADR         ADR  G2519Y108  298147.1069   2,379,846                         SOLE      NONE        SHARED
                                      -----------
                                       4645065.36
                                      ===========

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